 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

THE PARNASSUS EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Biotechnology
75,000	Genzyme Corp. [1,2]		$4,647,000
195,000	Sigma-Aldrich Corp.		9,504,300
		1.5%	$14,151,300

	Chemicals
350,000	Rohm & Haas Co.	2.1%	$19,484,500

	Communications Equipment
115,000	QUALCOMM Inc.	0.5%	$4,859,900

	Computers
75,000	Cognizant Technology Solutions Corp. [1]		$5,982,750
165,000	International Business Machines Corp.		19,437,000
		2.8%	$25,419,750

	Cosmetics & Personal Care
400,000	Procter & Gamble Co.	3.1%	$28,136,000

	Data Processing
175,000	Fiserv Inc. [1]	1.0%	$8,900,500

	Entertainment
40,000	Cedar Fair, LP [2]	0.1%	$954,000

	Financial Services
165,000	American Express Co.		$9,796,050
200,000	J.P. Morgan Chase & Co.		9,164,000
375,000	Wells Fargo & Co.		13,357,500
		3.5%	$32,317,550

	Food Products
350,000	McCormick & Co., Inc.		$12,589,500
275,000	Sysco Corp.		9,787,250
		2.4%	$22,376,750

	Healthcare Services
292,300	Chemed Corp. [2]		$18,169,368
140,000	IMS Health Inc.		4,289,600
815,000	Johnson & Johnson		53,545,500
100,000	Quest Diagnostics Inc. [2]		5,777,000
395,000	UnitedHealth Group Inc.		19,129,850
		11.0%	$100,911,318

	Home Products
390,000	WD-40 Co. [2]	1.5%	$13,314,600

	Industrial Manufacturing
100,000	3M Co.		$9,358,000
250,000	Danaher Corp.		20,677,500
60,000	Teleflex Inc.		4,675,200
		3.8%	$34,710,700

	Insurance
375,000	AFLAC Inc.		$21,390,000
450,000	Tower Group Inc. [2]		11,781,000
575,000	WR Berkley Corp.		17,037,250
		5.5%	$50,208,250

	Internet
31,800	Google Inc. [1]		$18,039,186
80,000	McAfee Inc. [1]		2,789,600
		2.3%	$20,828,786

	Machinery
65,000	Caterpillar Inc.	0.6%	$5,097,950

	Medical Equipment
140,000	Gen-Probe Inc. [1]		$9,321,200
40,000	Patterson Cos., Inc. [1]		1,544,400
		1.2%	$10,865,600

	Natural Gas
250,000	Energen Corp.		$14,280,000
90,000	ONEOK Inc.		4,266,000
500,000	Southern Union Co.		15,555,000
350,000	XTO Energy Inc.		21,644,000
		6.1%	$55,745,000

	Networking Products
520,000	Cisco Systems Inc. [1]	1.9%	$17,217,200

	Oil & Gas
365,000	Apache Corp.		$32,871,900
65,000	Devon Energy Corp.		5,408,000
75,000	EOG Resources Inc.		5,424,750
100,000	Smith International Inc. [2]		7,140,000
300,000	Valero Energy Corp.		20,154,000
400,200	W&T Offshore Inc. [2]		9,756,876
		8.8%	$80,755,526

	Pharmaceuticals
80,000	Barr Pharmaceuticals Inc. [1]		$4,552,800
140,000	Endo Pharmaceuticals Holdings Inc. [1,2]		4,341,400
300,000	McKesson Corp.		17,637,000
375,000	Novartis AG (ADR)		20,610,000
1,000,000	Pfizer Inc.		24,430,000
325,000	Teva Pharmaceutical Industries Ltd. (ADR)		14,452,750
295,000	Valeant Pharmaceuticals International Inc. [1,2]		4,566,600
		9.9%	$90,590,550

	Power
125,000	Ormat Technologies Inc. [2]	0.6%	$5,792,500

	Real Estate Investment Trust
40,000	AMB Property Corp.		$2,392,400
100,000	Annaly Capital Management Inc.		1,593,000
160,000	ProLogis		10,616,000
		1.6%	$14,601,400

	Retail
315,000	American Eagle Outfitters Inc.		$8,287,650
50,000	Target Corp.		3,178,500
1,195,000	Tuesday Morning Corp. [2]		10,743,050
100,000	Walgreen Co.		4,724,000
		2.9%	$26,933,200

	Semiconductors
350,000	Intel Corp.		$9,051,000
475,000	Linear Technology Corp.[2]		16,620,250
150,000	Microchip Technology Inc. [2]		5,448,000
		3.4%	$31,119,250

	Services
260,000	Ecolab Inc.		$12,272,000
130,000	Paychex Inc.		5,330,000
150,000	Waste Management Inc.		5,661,000
		2.5%	$23,263,000

	Software
240,000	ACI Worldwide Inc. [1,2]		$5,364,000
100,500	Adobe Systems Inc. [1]		4,387,830
105,000	Akamai Technologies Inc. [1,2]		3,016,650
350,000	BEA Systems Inc.[1]		4,854,500
230,000	Citrix Systems Inc.[1,2]		9,273,600
250,000	Informatica Corp.[1,2]		3,925,000
415,000	Intuit Inc.[1]		12,574,500
1,830,000	Microsoft Corp.		53,911,800
75,000	SAP AG (ADR) [2]		4,400,250
		11.1%	$101,708,130

	Utilities
479,900	MDU Resources Group Inc.		$13,360,416
100,000	Northwest Natural Gas Co. [2]		4,570,000
75,000	Otter Tail Corp. [2]		2,673,750
50,000	Pepco Holdings Inc.		1,354,000
		2.4%	$21,958,166

	Total investment in common stocks
	(cost $774,550,325)	94.1%	$862,221,376

Shares	Preferred Stocks	Percent of Net Assets	Market Value

	Banks
55,439	First Republic Preferred Capital Corp.
	Preferred 8.875%, Series B, callable 11/05/2007	0.2%	$1,402,607

	Total investment in preferred stock
	(cost $1,421,496)	0.2%	$1,402,607

Principal Amount $	Community Loans	Percent of Net Assets	Market Value

	Community Development Loans [3]
500,000	Microvest Note
	5.500%, matures 03/15/2009	0.0%	$456,252

	Total investment in community loans
	(cost $456,252)	0.0%	$456,252

	Total investments in long-term securities
	(cost $776,428,073)	94.3%	$864,080,235

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	4.350%, matures 08/24/2008	0.0%	$96,394

	Registered Investment Companies -
	Money Market Funds
1,098,526	Evergreen U.S. Government Fund
	variable rate, 4.630%		$1,098,526
36,824,489	Janus Government Fund
	variable rate, 4.740%		36,824,489
37,807,941	SSGA U.S. Government Fund
	variable rate, 4.520%		37,807,941
		8.3%	$75,730,956

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2008		$95,492
200,000	Ecologic Finance
	2.000%, matures 01/25/2008		$196,121
100,000	Vermont Community Loan Fund
	2.000%, matures 04/16/2008		$96,721
		0.0%	$388,334

	Certificate of Deposit Account Registry Service (CDARS) [3]
500,000	CDARS agreement with Community Bank of the Bay, dated 10/26/2006,
	due 10/25/2007, 4.736%
	Participating depository institutions:
	Associated Bank, NA, par 78,392;
	Community Bank of Missouri, par 93,500;
	Community National Bank, par 47,608;
	F&M Bank & Trust Co., par 93,500;
	First National Bank of Central Alabama, par 93,500;
	Peoples State Bank, par 93,500;
	(cost $498,573)		$498,573

500,000	CDARS agreement with Community Bank of the Bay, dated 12/14/2006,
	due 12/13/2007, 4.640%
	Participating depository institutions:
	Bank of Montgomery, par 32,500;
	Central Bank & Trust Co., par 93,500;
	Grand Bank, par 93,500;
	Rocky Mountain Bank, par 93,500;
	Seaway National Bank of Chicago, par 93,500;
	Shorebank, par 93,500;
	(cost $495,834)		495,834

500,000	CDARS agreement with Community Bank of the Bay, dated 02/01/2007,
	due 01/31/2008, 4.640%
	Participating depository institutions:
	United Bank, par 93,500;
	MidCarolina Bank, par 5,102;
	Kansas State Bank of Manhattan, par 35,008;
	MB Financial Bank, NA, par 76,500;
	First National Bank of Eagle River, par 9,390;
	Enterprise National Bank of Palm Beach, par 93,500;
	First Community Bank, par 93,500;
	Colonial Bank, NA, par 93,500;
	(cost $493,188)		493,188

500,000	CDARS agreement with Community Bank of the Bay, dated 02/15/2007,
	due 02/14/2008, 4.550%
	Participating depository institutions:
	Arvest Bank, par 93,500;
	Potomac Bank of Virginia, par 93,500;
	West Bank, par 93,500;
	IBERIABANK, par 93,500;
	Town Center Bank, par 32,500;
	Northside Bank, par 93,500;
	(cost $492,419)		492,419
		0.2%	$1,980,014

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
113,357,002	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.320%	12.4%	$113,357,002

	Total short-term securities
	(cost $191,552,700)	20.9%	$191,552,700

	Total securities
	(cost $967,980,773)	115.2%	$1,055,632,935

	Payable upon return of securities loaned	-12.4%	$(113,357,002)

	Other assets and liabilities - net	-2.8%	(25,995,900)
	Total net assets	100.0%	$916,280,033

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at September 30, 2007.
The total value of the securities on loan at September 30, 2007 was $110,810,272.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of September 30, 2007 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Equity Income Fund

Cost of long-term investments	$777,122,078
Unrealized appreciation	$104,347,471
Unrealized depreciation	(17,389,315)

Net unrealized appreciation (depreciation)	$86,958,156

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 (UNAUDITED)

Shares	Common Stocks	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK, Inc. [1]		$1,422,000

	Total investment in common stock
	(cost $759,304)	1.9%	$1,422,000

Principal Amount $	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value

1,500,000	J.P. Morgan Chase Commercial Mortgage Securities Corp.
	2005-LDP5 A4, Pool # 723263
	variable rate, 5.179%, due 12/15/2044		$1,482,942

	Total investments in commercial mortgage-backed securities
	(cost $1,456,653)	2.0%	$1,482,942

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Biotechnology
3,000,000	Genentech Inc.
	4.750%, due 7/15/2015	3.8%	$2,828,562

	Financial Services
2,000,000	American Express Co.[1]
	5.500%, due 9/12/2016		$1,929,088
500,000	Bank One Corp. [1]
	6.000%, due 2/17/2009		506,696
2,000,000	Caterpillar Financial Services Corp. [1]
	4.625%, due 6/1/2015		1,871,486
500,000	Goldman Sachs Group Inc.
	6.650%, due 5/15/2009		512,741
1,500,000	Goldman Sachs Group Inc.
	5.750%, due 10/1/2016		1,484,367
1,000,000	Goldman Sachs Group Inc.[1]
	5.625%, due 1/15/2017		970,249
2,000,000	Merrill Lynch & Co.
	6.500%, due 7/15/2018		2,073,504
500,000	Wells Fargo Financial Inc.
	6.850%, due 7/15/2009		516,508
2,000,000	Wells Fargo & Co.[1]
	5.125%, due 9/15/2016		1,923,120
		15.8%	$11,787,759

	Networking Products
2,800,000	Cisco Systems Inc.
	5.500%, due 2/22/2016	3.7%	$2,781,279

	Retail
400,000	Target Corp.
	7.500%, due 8/15/2010	0.6%	$425,771

	Telecom Services
1,000,000	Verizon Communications Inc.
	5.550%, due 2/15/2016	1.3%	$990,117

	Total investments in corporate bonds
	(cost $18,863,305)	25.2%	$18,813,488

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Biotechnology
2,000,000	Amgen Inc. [1]
	0.375%, due 2/01/2013	2.4%	$1,817,500

	Computers
1,500,000	Maxtor Corp.
	6.800%, due 4/30/2010	2.2%	$1,635,000

	Semiconductors
1,000,000	Intel Corp.
	2.950%, due 12/15/2035	1.4%	$1,035,000

	Total investments in convertible bonds
	(cost $4,590,521)	6.0%	$4,487,500

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

3,000,000	Fannie Mae
	5.125%, due 4/22/2013		$2,992,785
2,000,000	Fannie Mae
	5.250%, due 1/15/2009		2,018,392
1,500,000	Fannie Mae
	5.550%, due 6/4/2010		1,502,617
3,000,000	Federal Farm Credit Bank
	5.410%, due 11/7/2016		3,015,873
2,000,000	Federal Home Loan Bank System
	5.500%, due 11/7/2016		2,019,858
1,500,000	Federal Home Loan Bank System
	5.250%, due 9/12/2014		1,537,743
1,500,000	Federal Home Loan Bank System
	5.000%, due 9/14/2012		1,525,524
1,500,000	Federal Home Loan Bank System
	5.250%, due 6/12/2009		1,519,421
1,500,000	Federal Home Loan Bank System
	5.125%, due 3/10/2017		1,514,663
1,000,000	Federal Home Loan Bank System
	5.200%, due 8/13/2013		995,844
1,000,000	Federal Home Loan Bank System
	5.000%, due 5/28/2015		984,544
2,000,000	Freddie Mac
	6.000%, due 9/19/2016		2,015,780
			$21,643,044

	Total investments in U.S. government agency bonds
	(cost $21,509,349)	29.0%	$21,643,044

Principal Amount $	U.S. Government Treasury Securities	Percent of Net Assets	Market Value

1,500,000	United States Treasury Note
	Notes, 4.750%, due 5/31/2012		$1,534,101
1,500,000	United States Treasury Note
	Notes, 4.750%, due 5/15/2014		1,533,750
1,500,000	United States Treasury Note
	Notes, 4.500%, due 4/30/2009		1,512,657
1,500,000	United States Treasury Note
	Notes, 4.500%, due 5/15/2017		1,491,563
			$6,072,071

	Total investments in U.S. government treasury notes
	(cost $5,876,735)	8.1%	$6,072,071

	Total investment in long-term securities
	(cost $53,055,867)	72.2%	$53,921,045

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	U.S. Government Agency Discount Notes
6,000,000	Federal Farm Credit Bank
	Zero Coupon, 4.680% equivalent, matures 10/12/2007		$5,989,860
5,000,000	Federal Home Loan Bank
	Zero Coupon, 4.520% equivalent, matures 10/19/2007		4,987,445
5,500,000	Federal National Mortgage Association
	Zero Coupon, 4.650% equivalent, matures 10/23/2007		5,482,950
		22.0%	$16,460,255

	Registered Investment Companies -
	Money Market Funds
1,098,526	Evergreen U.S. Government Fund
	variable rate, 4.630%		$1,098,526
2,872,799	Janus Government Fund
	variable rate, 4.740%		2,872,799
4	SSGA U.S. Government Fund
	variable rate, 4.520%		4
		5.3%	$3,971,329

	Securities Purchased with Cash
	Collateral from Securities Lending
5,996,636	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 5.320%	8.0%	$5,996,636

	Total short-term securities
	(cost $26,428,220)	35.3%	$26,428,220

	Total securities
	(cost $79,484,087)	107.5%	$80,349,265

	Payable upon return of securities loaned	-8.0%	$(5,996,636)

	Other assets and liabilities - net	0.5%	390,147

	Total net assets	100.0%	$74,742,776

(1) This security, or partial position of this security, was on loan at September 30, 2007. The total value of the securities on loan on September 30, 2007 was $5,882,192.

The portfolio of investments as of September 30, 2007 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Fixed-Income
Fund

Cost of long term investments	$53,055,867
Unrealized appreciation	$1,236,765
Unrealized depreciation	(371,588)

Net unrealized appreciation (depreciation)	$865,177

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF SEPTEMBER 30, 2007 (UNAUDITED)

Principal Amount $	Municipal Bonds	Percent of Net Assets	Market Value

	Development
425,000	Rialto Redevelopment Agency
	4.500%, due 9/1/2013		$428,787
800,000	State of California
	5.000%, due 7/1/2016		836,864
		9.5%	$1,265,651

	Education
500,000	Sonoma County Junior College District
	5.000%, due 8/1/2023	4.0%	$530,665

	General
200,000	ABAG Finance Authority for Nonprofit Corps
	3.750%, due 4/1/2035		$200,000
300,000	Alameda Public Financing Authority
	3.750%, due 5/15/2035		300,000
		3.8%	$500,000

	General Obligation
500,000	State of California
	5.125%, due 6/1/2025	4.0%	$528,195

	Housing
960,000	California State Public Works Board
	FSA Insured, 5.500%, due 12/1/2009	7.5%	$998,765

	Medical Healthcare
395,000	County of San Diego
	5.000%, due 9/1/2008		$397,852
500,000	Loma Linda Hospital
	4.500%, due 12/1/2018		482,515
		6.6%	$880,367

	Public Improvements
500,000	Contra Costa County Public Financing Authority
	4.750%, due 6/1/2025		$507,720
450,000	Linda Fire Protection District
	4.400%, due 5/1/2014		450,040
		7.2%	$957,760

	School District
440,000	Los Angeles Unified School District
	FGIC Insured, 5.500%, due 7/1/2013	3.5%	$463,756

	Transportation
100,000	Bay Area Toll Authority
	3.700%, due 4/1/2047	0.8%	$100,000

	Water
500,000	California State Department of Water Resources
	5.250%, due 5/1/2011	4.0%	$529,000

	Total investments in municipal bonds	50.9%	$6,754,159
	(cost $6,781,325)

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

87	California Investment Trust Tax Free Fund
	variable rate, 3.170%	0.0%	$87

	Total short-term securities
	(cost $87)	0.0%	$87

	Total securities
	(cost $6,781,412)	50.9%	$6,754,246

	Other assets and liabilities - net	49.1%	$6,501,752

	Total net assets	100.0%	$13,255,998

The portfolio of investments as of September 30, 2007 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes: At September 30, 2007, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

California Tax-Exempt Fund

Cost of long term investments	$6,781,325
Unrealized appreciation	$1,210
Unrealized depreciation	(28,376)

Net unrealized appreciation (depreciation)	$(27,166)

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ABAG	The Association of Bay Area Governments
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, Principal Executive Officer

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, Principal Executive Officer

Date:	November 16, 2007

By:	/s/ Debra A. Early

Debra A. Early, Principal Financial Officer

Date:	November 16, 2007